Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Gold Enhanced Options Income ETF (GLDY) (the “Fund”)

listed on The Nasdaq Stock Market, LLC

June 26, 2026

Supplement to the Summary Prospectus and Statutory Prospectus

dated December 23, 2025,

as amended April 1, 2026

and Statement of Additional Information (“SAI”),

dated December 23, 2025.

Effective June 30, 2026, the Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to the Fund’s ticker symbol in the Summary Prospectus, Statutory Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Old Ticker Symbol	New Ticker Symbol
GLDY	GOLI

Please retain this Supplement for future reference.

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